Debt (Revolving Credit Facilities) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) extension_term tranche	Dec. 31, 2022 CAD ($)
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 2,500,000,000
Number of tranches | tranche	2
Outstanding borrowings under the revolving credit facility	$ 0	$ 0
Line of credit facility, draws during period	0	$ 0
Revolving Credit Facility, Tranche One [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,250,000,000
Debt instrument, number of extension requests per year | extension_term	1
Term of issuance	3 years
Revolving Credit Facility, Tranche Two [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,250,000,000
Debt instrument, number of extension requests per year | extension_term	1
Term of issuance	5 years
Revolving Credit Facility, Second Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,000,000,000.0
Debt instrument, number of extension requests per year | extension_term	1
Revolving Credit Facility, Accordion Feature [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 500,000,000